S000035292 [Member] Investment Objectives and Goals - Ariel Global Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ariel Global Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Ariel Global Fund’s fundamental objective is long-term capital appreciation.
Objective, Secondary [Text Block]	The Fund’s non‑fundamental secondary objectives are to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its benchmark over a full market cycle.